RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH
RESTRICTED CASH

(a)	Short-term restricted cash
As at December 31, 2017, the Company had no short-term restricted cash. As at December 31, 2016, the Company had $92.0 million held by the Government of Quebec to guarantee the environmental indemnities related to the Doyon mine. In 2017, the Company replaced the cash collateral, pursuant to arrangements with international insurance companies, with uncollateralized surety bonds, as prescribed by Quebec Government regulations. As at December 31, 2017, C$127.2 million (December 31, 2017 - $101.6 million; December 31, 2016 - $nil) of uncollateralized surety bonds were outstanding to guarantee the environmental indemnities related to the Doyon division (note 19(c)).

(b)	Long-term restricted cash
The Company had long-term restricted cash of $19.5 million and $5.0 million as at December 31, 2017 (December 31, 2016 - $13.7 million and $5.0 million) to guarantee the environmental indemnities related to the Essakane and Rosebel mines, respectively.